ACQUISITION OF WILD STREAK LLC - Narrative (Details) € in Thousands, $ in Thousands				12 Months Ended
	Sep. 05, 2022 Y	Jun. 01, 2022 EUR (€)	Jun. 02, 2021 EUR (€) Y	Dec. 31, 2022 Y	Jun. 01, 2022 USD ($)	Sep. 03, 2021 EUR (€)	Sep. 03, 2021 USD ($)	Jun. 02, 2021 USD ($)
ACQUISITION OF WILD STREAK LLC
Period over which equity interest of acquirer is issuable		3 years
Fair value of the share consideration, dividend rate	0.00%			0.00%
Minimum
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, volatility	65.32%			44.73%
Fair value of the share consideration, maturity	0.42			0.09
Maximum
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, volatility	75.54%			56.45%
Fair value of the share consideration, maturity	2.00			1.68
Wild Streak LLC
ACQUISITION OF WILD STREAK LLC
Consideration transferred			€ 22,014					$ 30,000
Cash paid upon business combination			8,206			€ 62	$ 75	10,000
Value of common shares to be issued as consideration			€ 13,746					20,000
Period over which equity interest of acquirer is issuable			3 years
Fair value of the share consideration, volatility			57.50%
Fair value of the share consideration, dividend rate			0.00%
Wild Streak LLC | Minimum
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, maturity			1
Wild Streak LLC | Maximum
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, maturity			3
Purchase Agreement With Wild Streak LLC
ACQUISITION OF WILD STREAK LLC
Consideration transferred		€ 17,179	€ 24,680		$ 18,402			30,075
Cash paid upon business combination		10,626	8,268		11,383			10,075
Value of common shares to be issued as consideration		€ 4,003	€ 16,412		$ 4,288			$ 20,000